SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 15, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) offering $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Gross proceeds from shares sold			$ 45,535	$ 467	$ 0
Securities purchase agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares sold (in shares) | shares	7,362,930
Price per share of shares issued (in USD per share) | $ / shares	$ 4.122
Net proceeds from shares sold	$ 44,877
Subsequent Event | Securities purchase agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of registered direct offerings | offering		2
Number of shares sold (in shares) | shares		8,595,807
Price per share of shares issued (in USD per share) | $ / shares		$ 4.25
Gross proceeds from shares sold		$ 36,500
Net proceeds from shares sold		$ 34,300